As filed with the Securities and Exchange Commission on June 8, 2006

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan St.
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric M. Banhazl
Advisors Series Trust
2020 East Financial Way, Suite 100
Glendora, CA 91741
(Name and address of agent for service)

(414) 765-5340
(Registrant's telephone number, including area code)

Date of fiscal year end: September 30, 2006

Date of reporting period: March 31, 2006

Item 1. Report to Stockholders.

Midanek/Pak Ultrashort Duration Fund

May 15, 2006

Dear Fellow Shareholder,

It is once again our pleasure to address you regarding our Fund. We continue to enjoy every opportunity to discuss the Fund either in writing, on the phone, or in person with our shareholders and prospective shareholders. As we enter the second half of this our second year we hope to have many additional opportunities to speak directly with our clients about their investment needs.

When we last wrote, we suggested that the Federal Reserve had a bit further to go in its relentless tightening cycle which had lifted the Fed Funds rate from 1% (1.25% in October 2004 when we launched our Fund) to 4%. With the rate now at 5% we feel that we are clearly approaching the end of that cycle. We believe that regardless of a very real short-term inflation threat, the Fed must pause either at 5% or 5.25% to view the full economic effect of the rate increases of the last year.

We are pleased to report that, in the face of this sharp rise in the Fed Funds rate, our Fund has maintained a very stable net asset value, fluctuating only between $10.02 and $9.98 during the last six months. Such stability should be even easier to provide after the Fed reaches the end of the cycle. Nonetheless, the rising interest rate environment, combined with a very flat yield curve and tight quality spreads, continues to take some small toll on overall performance of the Fund which was 1.81% for the six months ended April 28, 2006. This is slightly behind the Merrill Lynch 3 Month Index and the iMoneyNet First Tier Institutional Money Market Index (both of which returned 2.02%).

In the coming months we expect the yield curve to steepen modestly with the very short end (Fed Funds to One Year) stabilizing and rates beyond one year increasing. We also expect an up tick in the inflation rate. Our Fund is well positioned for this scenario, with a significant allocation to Treasury Inflation Protected Securities and floating rate securities indexed to one and two year treasury rates.

It is important to us to stay in touch with our shareholders. As always we encourage you to contact us either on our website (www.MPAinvest.com) or by phone at 1-877-MIDANEK (643-2635).

Jim Midanek CIO	John Pak CEO

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities.

The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the investment company, and it may be obtained by calling (877) 840-1200, or visiting www.MPAinvest.com. Read it carefully before investing.

EXPENSE EXAMPLE at March 31, 2006 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (10/1/05 - 3/31/06).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses, with actual net expenses being limited to 0.55% per the advisory agreement. Although the Fund charges no sales load or transaction fees, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. The example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

EXPENSE EXAMPLE (Continued) at March 31, 2006 (Unaudited)

	Beginning Account Value 10/1/05	Ending Account Value 3/31/06	Expenses Paid During Period 10/1/05 - 3/31/06*
Actual	$1,000.00	$1,017.90	$2.77
Hypothetical (5% return before expenses)	$1,000.00	$1,022.19	$2.77

* Expenses are equal to the Fund’s annualized expense ratio of 0.55%, multiplied by the average account value over the period, multiplied by 182 (days in most recent fiscal half-year ) / 365 days to reflect the one-half year expense.

ALLOCATION OF PORTFOLIO ASSETS at March 31, 2006 (Unaudited)

SCHEDULE OF INVESTMENTS at March 31, 2006 (Unaudited)

	Par	Value

U.S. GOVERNMENT &
AGENCY SECURITIES - 75.7%
CMO - U.S. Government Agency
Mortgage-Backed Securities - 32.2%
FHLMC Pool
6.500%, 11/01/07, Series 1838, Class H	$67,718	$68,193
4.460%, 11/15/07, Series 1422, Class FA (a)	76,898	76,747
6.500%, 02/15/09, Series 1703, Class GB	161,107	161,585
3.500%, 03/15/10, Series 2649, Class QA	39,385	39,228
4.500%, 01/15/11, Series 2643, Class LA	44,710	44,437
2.614%, 07/15/11, Series H017, Class A1	157,164	155,596
4.000%, 10/15/16, Series 2594, Class QH	84,784	84,462
3.500%, 03/15/19, Series 2684, Class QM	101,971	101,213
4.000%, 04/15/21, Series 2591, Class PJ	63,658	63,140
3.500%, 10/15/23, Series 2723, Class QE	10,447	10,202
5.250%, 10/15/27, Series 2061, Class TA	2,920	2,913
6.500%, 06/15/28, Series 2149, Class TK	32,424	32,473
FNMA Pool
3.500%, 04/25/12, Series 2003-55, Class CE	281,206	277,976
3.910%, 09/25/13, Series 1993-220, Class PF (a)	42,972	42,589
4.000%, 11/25/17, Series 2004-21, Class QA	98,213	97,177
3.000%, 04/25/18, Series 2003-84, Class PM	167,713	166,150
3.000%, 06/25/19, Series 2003-46, Class PQ	15,000	14,793
6.000%, 11/25/32, Series 2003-32, Class PM	150,029	149,735
4.500%, 07/25/33, Series 2003-129, Class PQ	64,209	63,697
5.000%, 10/25/35, Series 2005-86, Class KQ	184,949	184,257
GNMA Pool
7.000%, 01/20/07, Series 2001-25, Class PT	48,242	48,354
5.250%, 11/20/30, Series 2002-88, Class HA	90,651	90,431
		1,975,348

U.S. Government Agency Debentures - 19.2%
FHLB
4.170%, 09/14/06 (a)	100,000	99,965
4.010%, 10/27/06	220,000	218,622
4.820%, 02/23/07 (a)	120,000	120,000
4.360%, 09/06/07 (a)	250,000	249,899
FHLMC
4.500%, 05/17/07 (a)	30,000	29,794

See notes to financial statements.

SCHEDULE OF INVESTMENTS (Continued) at March 31, 2006 (Unaudited)

	Par	Value

U.S. GOVERNMENT &
AGENCY SECURITIES - 75.7% (Continued)
U.S. Government Agency
Debentures - 19.2% (Continued)
FNMA
4.000%, 08/08/06, Callable 04/20/06 @ 100	$130,000	$129,550
4.375%, 10/15/06	65,000	64,764
3.640%, 06/29/07, Callable 06/30/06 @ 100	100,000	98,229
4.596%, 02/17/09 (a)	170,000	165,690
		1,176,513

U.S. Government Agency
Mortgage-Backed Securities - 16.0%
FHLMC Pool
5.171%, 03/01/32, #847003 (a)	15,709	16,070
FNMA Pool
4.490%, 11/01/26, #037029 (a)	38,731	38,877
GNMA Pool
4.375%, 03/20/16, #8108 (a)	59,331	59,642
4.750%, 08/20/17, #8254 (a)	87,585	87,998
4.125%, 12/20/21, #8883 (a)	18,959	19,083
4.375%, 03/20/22, #8936 (a)	28,233	28,429
4.750%, 09/20/22, #8052 (a)	230,087	231,496
4.125%, 12/20/22, #8096 (a)	35,300	35,496
4.375%, 05/20/23, #8198 (a)	36,377	36,415
4.750%, 08/20/23, #8269 (a)	136,014	136,898
4.750%, 08/20/24, #8482 (a)	289,242	291,024
		981,428

U.S. Treasuries - 8.3%
U.S. Treasury Notes
6.875%, 05/15/06	150,000	150,523
2.375%, 08/31/06	220,000	217,877
U.S. Treasury Note (TIPS)
3.875%, 01/15/09 (b)	132,942	139,184
		507,584

Total U.S. Government & Agency Securities
(Cost $4,650,325)		4,640,873

See notes to financial statements.

SCHEDULE OF INVESTMENTS (Continued) at March 31, 2006 (Unaudited)

	Par	Value

ASSET-BACKED SECURITIES - 19.3%

Automotive - 9.2%
Daimler Chrysler
Series 2002-C, Class A4
3.090%, 06/08/06	$117,431	$116,547
Series 2004-C, Class A2
2.620%, 06/08/07	62,805	62,734
Series 2003-B, Class A3
2.250%, 08/08/07	13,386	13,356
Harley-Davidson Motorcycle
Series 2004-3, Class A1
2.310%, 03/15/09	20,450	20,291
Nissan
Series 2003-A, Class A3A
4.260%, 06/15/09 (a)	21,433	21,441
Onyx
Series 2004-B, Class A3
3.090%, 09/15/08	133,748	132,887
Volkswagen
Series 2003-2, Class A3
2.270%, 10/22/07	45,158	44,904
WFS Financial
Series 2004-2, Class A3
2.850%, 08/20/06	150,870	149,979
		562,139

Credit Cards - 0.9%
Metris
Series 2004-1, Class A
4.439%, 04/20/11 (a)	54,000	54,097
Equipment - 4.3%
CNH
Series 2003-B, Class A3B
2.470%, 01/15/08	16,770	16,633
Distribution Financial
Series 2003-2, Class A
4.220%, 04/15/08 (a)	250,000	250,004
		266,637

See notes to financial statements.

SCHEDULE OF INVESTMENTS (Continued) at March 31, 2006 (Unaudited)

	Par	Value

ASSET-BACKED SECURITIES - 19.3% (Continued)

Home Equity - 4.9%
Long Beach Mortgage
Series 2005-WL1, Class 2A1
4.928%, 06/25/35 (a)	$299,022	$299,063
Total Asset-Backed Securities
(Cost $1,182,395)		1,181,936
TREASURY OBLIGATIONS - 3.2%
U.S. Treasury Bill
4.354%, 06/22/06 (c)	200,000	198,016
Total Treasury Obligations
(Cost $197,968)		198,016

	Shares

MONEY MARKET FUNDS - 0.7%
SEI Daily Income Trust
Government Fund - Class B	43,318	43,318
Total Money Market Funds
(Cost $43,318)		43,318
TOTAL INVESTMENTS - 98.9%
(Cost $6,074,006)		6,064,143
Other Assets less Liabilities - 1.1%		64,674
NET ASSETS - 100.0%		$6,128,817

(a)	Variable Rate Security - The rate shown is the rate in effect as of March 31, 2006.
(b)
U.S. Treasury Inflation-Protected Securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(c)	The rate shown is the effective yield as of March 31, 2006.

CMO - Collateralized Mortgage Obligation
FHLB - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
GNMA -Government National Mortgage Association
TIPS - Treasury Inflation-Protected Security

See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES at March 31, 2006 (Unaudited)

ASSETS
Investments, at value (cost $6,074,006)	$6,064,143
Receivables:
Securities sold	48,414
Fund shares sold	2,100
Due from advisor	10,304
Interest	28,247
Prepaid expenses	13,770
Total Assets	6,166,978

LIABILITIES
Payables:
Fund shares redeemed	1,438
Due to custodian	909
Due to administrator	2,548
Due to fund accounting	6,684
Due to transfer agent	6,181
Due to auditor	8,130
Shareholder reporting fees	7,322
Chief Compliance Officer fee	1,480
Accrued expenses	3,469
Total Liabilities	38,161
NET ASSETS	$6,128,817

Net asset value, offering and redemption price per share
[$6,128,817/613,064 shares outstanding; unlimited number
of shares (par value $0.01) authorized]	$10.00

COMPONENTS OF NET ASSETS
Paid-in capital	$6,141,637
Undistributed net investment income	2,298
Accumulated net realized loss on investments	(5,255)
Net unrealized depreciation on investments	(9,863)
Net Assets	$6,128,817

See notes to financial statements.

STATEMENT OF OPERATIONS For the Six Months Ended March 31, 2006 (Unaudited)

INVESTMENT INCOME
Interest	$124,559
Total income	124,559

EXPENSES
Administration fees (Note 3)	14,959
Advisory fees (Note 3)	14,849
Fund accounting fees	14,226
Professional fees	12,999
Transfer agent fees	12,874
Registration fees	10,200
Custody fees	3,547
Trustee fees	3,517
Chief Compliance Officer fee (Note 3)	2,997
Insurance	2,388
Miscellaneous	1,797
Shareholder reporting	1,631
Total expenses	95,984
Less: advisory fee waiver and reimbursement (Note 3)	(79,650)
Net expenses	16,334
NET INVESTMENT INCOME	108,225

REALIZED AND UNREALIZED LOSS ON INVESTMENTS
Net realized loss on investments	(4,125)
Net change in unrealized depreciation on investments	(1,298)
Net realized and unrealized loss on investments	(5,423)
Net Increase in Net Assets Resulting from Operations	$102,802

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended March 31, 2006 (Unaudited)	Year Ended September 30, 2005*
INCREASE /(DECREASE)
IN NET ASSETS FROM:
OPERATIONS
Net investment income	$108,225	$104,380
Net realized loss on investments	(4,125)	(1,033)
Net change in unrealized
depreciation on investments	(1,298)	(8,565)
Net increase in net assets
resulting from operations	102,802	94,782

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(105,931)	(104,473)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from
net change in outstanding shares (a)	236,733	5,904,904
Total increase in net assets	233,604	5,895,213

NET ASSETS
Beginning of period	5,895,213	—
End of period	$6,128,817	$5,895,213

Includes undistributed
net investment income of:	$2,298	$—

(a) A summary of share transactions is as follows:

	Six Months Ended March 31, 2006 (Unaudited)		Year Ended September 30, 2005*
	Shares	Paid-in Capital	Shares	Paid-in Capital
Shares sold	61,492	$ 614,324	606,948	$6,080,877
Shares reinvested	10,595	105,879	10,433	104,473
Shares redeemed	(48,391)	(483,470)	(28,013)	(280,446)
Net increase	23,696	$ 236,733	589,368	$5,904,904

* Commenced operations on October 1, 2004.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

For a fund share outstanding throughout the period

	Six Months Ended March 31, 2006 (Unaudited)		Year Ended September 30, 2005*
Net asset value, beginning of period	$10.00		$10.00

Income from investment operations:
Net investment income	0.18		0.25
Net realized and unrealized
loss on investments	(0.00	)#	(0.00)#
Total from investment operations	0.18		0.25
Less distributions to shareholders:
From net investment income	(0.18)		(0.25)
Net asset value, end of period	$10.00		$10.00

Total return	1.79	%++	2.52%

Supplemental data and ratios:
Net assets, end of period (in millions)	$6.1		$5.9
Ratio of expenses to average net assets:
Before expense reimbursement	3.23	%+	4.58%
After expense reimbursement	0.55	%+	0.55%
Ratio of net investment
income/(loss) to average net assets:
Before expense reimbursement	0.96	%+	(1.28%)
After expense reimbursement	3.64	%+	2.75%
Portfolio turnover rate	53	%++	67%

* Commenced operations on October 1, 2004.
+ Annualized.
++ Not annualized.
# Amount is less than $0.01.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS at March 31, 2006 (Unaudited)

NOTE 1 - ORGANIZATION

The Midanek/Pak Ultrashort Duration Fund (the “Fund”) is a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek maximum total return consistent with preservation of capital. The Fund pursues this objective by investing primarily in debt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Fund commenced operations on October 1, 2004.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.
Security Valuation: The Fund’s investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Debt securities (other than short-term obligations maturing in sixty days or less), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or if the closing price doesn’t represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including type of security, size of holding, trading volume and news events.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

NOTES TO FINANCIAL STATEMENTS (Continued) at March 31, 2006 (Unaudited)

C.
Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on securities sold are determined on the basis of identified cost. Distributions to shareholders are recorded on the ex-dividend date. The Fund declares and pays dividends of net investment income daily and distributes net realized gains, if any, annually. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their federal tax treatment.

D.
Inflation-Indexed Bonds: The Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS
  WITH AFFILIATES

The Fund entered into an Investment Advisory Agreement with Midanek/Pak Advisors, LLC (the “Advisor”) pursuant to which the Advisor is responsible for providing investment management services to the Fund. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.50% based upon the average daily net assets of the Fund. For the six months ended March 31, 2006, the Fund incurred $14,849 in advisory fees.

NOTES TO FINANCIAL STATEMENTS (Continued) at March 31, 2006 (Unaudited)

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund’s aggregate annual operating expenses to 0.55% of average daily net assets. Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund’s obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended March 31, 2006, the Advisor reduced its fees and absorbed Fund expenses in the amount of $79,650. No amounts were reimbursed to the Advisor. Cumulative expenses subject to recapture pursuant to the aforementioned conditions and the year of expiration are as follows:

Year	Amount
2008	$153,052
2009	79,650
$232,702

U.S. Bancorp Fund Services, LLC (the “Administrator”) acts as the Fund’s Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund’s expenses and reviews the Fund’s expense accruals. For its services, the Administrator receives a monthly fee at the following annual rates:

Fund asset level	Fee rate
Less than $20 million	$30,000
$20 million to less than $100 million	0.15% of average daily net assets
$100 million to less than $200 million	0.10% of average daily net assets
More than $200 million	0.05% of average daily net assets

For the six months ended March 31, 2006, the Fund incurred $14,959 in administration fees.

NOTES TO FINANCIAL STATEMENTS (Continued) at March 31, 2006 (Unaudited)

U.S. Bancorp Fund Services, LLC (“USBFS”) also serves as the fund accountant and transfer agent to the Fund. U.S. Bank, N.A., an affiliate of USBFS, serves as the Fund’s custodian.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Certain officers of the Fund are also officers of the Administrator and the Distributor.

For the six months ended March 31, 2006, the Fund was allocated $2,997 of the Chief Compliance Officer fee.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2006, the cost of purchases and proceeds from sales of securities, excluding short-term securities and U.S. government obligations, were $3,090,113 and $2,499,614, respectively. Purchases and sales of U.S. government obligations for the six months ended March 31, 2006 were $139,679 and $0, respectively.

NOTE 5 - INCOME TAXES

Net investment income/(loss) and net realized gains/(losses) differ for financial statement and tax purposes due to differing treatments of wash sale losses deferred and losses realized subsequent to October 31 on the sale of securities.

The tax character of distributions paid during the six months ended March 31, 2006 and the year ended September 30, 2005 for the Fund was as follows:

	2006	2005
Ordinary income	$105,931	$104,473

As of September 30, 2005, the Fund’s most recently completed fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments	$5,793,386

Gross tax unrealized appreciation	$3,380
Gross tax unrealized depreciation	(12,262)
Net tax unrealized depreciation	$(8,882)

Undistributed ordinary income	$—
Undistributed long-term capital gain	—
Total distributable earnings	$—

Other accumulated gains/(losses)	$(716)
Total accumulated earnings/(losses)	$(9,598)

The Fund had no capital loss carryforward.

NOTICE TO SHAREHOLDERS at March 31, 2006 (Unaudited)

How to Obtain a Copy of the Fund’s Proxy Voting Policies

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-840-1200, or on the SEC’s website at http://www.sec.gov.

How to Obtain a Copy of the Fund’s Proxy Voting Records for the 12-Month Period Ended June 30, 2005

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-840-1200. Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

Quarterly Filings on Form N-Q

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Information included in the Fund’s Form N-Q is also available by calling 1-877-840-1200.

Advisor
Midanek/Pak Advisors, LLC
1981 North Broadway, Suite 320
Walnut Creek, CA 94596
www.MPAinvest.com

Distributor
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(877) 840-1200

Custodian
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

Legal Counsel
Paul, Hastings, Janofsky & Walker LLP
55 Second Street, 24th Floor
San Francisco, CA 94105

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s independent trustees serve as its nominating committee, however, they do not make use of a nominating committee charter. During the last six months, there has been a material change to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. The Nominating Committee will now consider nominees recommended by shareholders.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advisors Series Trust

By (Signature and Title)*_/s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   6/5/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Eric M. Banhazl
Eric M. Banhazl, President

Date   6/5/06

By (Signature and Title)* /s/ Douglas G. Hess
Douglas G. Hess, Treasurer

Date   6/5/06

* Print the name and title of each signing officer under his or her signature.